Segment reporting	12 Months Ended
Dec. 31, 2024
Disclosure Of Segment Reporting [Abstract]
Segment reporting	Segment reporting
Basis for segmentation
The Bank identified the operating segments based on the management information reviewed by the chief operating decision maker. As of December 31, 2024 and 2023, the Group has determined that it has only one reportable segment related to banking activities.
Most of the Group’s operations, property and customers are located in Argentina. No customer has generated 10% or more of the Group’s total income.
The following is relevant information on loans and deposits by business line as of December 31, 2024 and 2023:

Group (banking activity) (1)	December 31, 2024	December 31, 2023
Financial assets at amortized cost - Loans and advances	7,538,571,532	4,301,897,429
Corporate banking (2)	1,264,836,404	300,239,149
Small and medium companies (3)	2,795,879,036	1,920,408,332
Retail	3,477,856,092	2,081,249,948
Other assets	7,181,322,311	9,003,642,825
TOTAL ASSETS	14,719,893,843	13,305,540,254
Financial liabilities at amortized cost – Deposits	9,929,679,125	7,925,054,235
Corporate banking (2) (3)	3,343,946,819	2,152,838,641
Small and medium companies (2) (3)	1,541,266,946	1,354,975,087
Retail	5,044,465,360	4,417,240,507
Other liabilities	2,174,387,481	2,299,629,267
TOTAL LIABILITIES	12,104,066,606	10,224,683,502
(1)It includes BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión, Consolidar A.F.J.P. (undergoing liquidation proceedings), PSA Finance Argentina Cía. Financiera S.A. and Volkswagen Financial Services Compañía Financiera S.A.
(2)It includes the Financial Sector.
(3)It includes Government Sector.
The information in relation to the operating segment (Group banking activity) is the same as that set out in the Consolidated Statement of Profit or Loss, considering that it is the measure used by the Entity’s highest authority in making decisions about the allocation of resources and performance evaluation.